Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2022	Mar. 31, 2021
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 23,878,561	¥ 16,433,764
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities	[1]	261,867	107,077
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 261,867	¥ 107,077

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥107,077 million at March 31, 2021, and ¥261,867 million at March 31, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.